Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Schedule of rendering of services
Transactions with related parties are carried out similar to those of the market:

	Year ended December 31,
in € thousand	2024	2023	2022
Provision of services:
Operating activities	391	260	1,200
Financing activities	194	76	8
PROVISION OF SERVICES	585	335	1,208

Disclosure of borrowings related to research tax credit outstanding
The borrowings related to the Research Tax Credits outstanding:

in € thousand	Amount	Grant date
BPI payable relating to Research tax credit 2021	1,419	November 2022
BPI payable relating to Research tax credit 2022	1,198	December 2023
BPI payable relating to Research tax credit 2023	910	November 2024

Schedule of key management compensation
The aggregate compensation of the key management (including Executive Committee and Board of Directors) was as follows:

	Year ended December 31,
in € thousand	2024	2023	2022
Salaries and other short-term employee benefits	4,624	3,439	3,172
Other long-term benefits	83	52	45
Share-based payments (expense of the year)	3,128	2,145	722
KEY MANAGEMENT COMPENSATION	7,835	5,636	3,939